UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04611

 NAME OF REGISTRANT:                     Aberdeen Asia-Pacific Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1900 Market St
                                         Suite 200
                                         Philadelphia, PA 19103

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Mr. Christian Pittard
                                         Aberdeen Standard Investments
                                         Inc.
                                         1900 Market Street, Suite
                                         200
                                         Philadelphia, PA 19103

 REGISTRANT'S TELEPHONE NUMBER:          800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

Aberdeen Asia Pacific Income Fund
--------------------------------------------------------------------------------------------------------------------------
 BHARTI AIRTEL INTERNATIONAL (NETHERLANDS) B.V.                                              Agenda Number:  712982239
--------------------------------------------------------------------------------------------------------------------------
        Security:  N1384FAB1
    Meeting Type:  BOND
    Meeting Date:  31-Jul-2020
          Ticker:
            ISIN:  USN1384FAB15
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATIONAL                 Non-Voting
       MEETING, AS THERE ARE NO PROPOSALS TO BE
       VOTED ON. SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY REQUEST AN
       ENTRANCE CARD. THANK YOU.



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aberdeen Asia-Pacific Income Fund, Inc.
By (Signature)       /s/ Christian Pittard
Name                 Christian Pittard
Title                President
Date                 08/18/2021